Note 10 - Income Tax Payables And Deferred Revenues (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Income Tax Payables and Deferred Revenues [Table Text Block]
	As of December 31,
	2011	2012
Income Tax Payables	€579	€11
Deferred Revenues	494	163
Total	€1,073	€174